Overview of the Company (Tables)	12 Months Ended
Mar. 31, 2024
Overview of the Company [Abstract]
Schedule of Subsidiaries of the Company	Particulars of subsidiaries of the Company as of March 31, 2024 are as below:
	Place of incorporation	Issued share	Principal	Percentage of shareholding%
Company	and operation	capital	activities	Direct	Indirect
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”)	British Virgin Islands	US$50,000	Investment holding	100%	—
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”)	Hong Kong	HK$10,000	Investment holding	—	100%
Meta Rich Limited	British Virgin Islands	US$1	Investment holding	—	100%
LSQ Capital Limited	Hong Kong	HK$2,000,000	Advising on securities and asset management	—	100%
Metalpha Limited (“Metalpha BVI”)(1)	British Virgin Islands	US$4,000,000	Proprietary trading of digital assets	—	100%
LSQ Investment Limited	Hong Kong	HK$1	Inactive	—	100%
(1)	On November 28, 2022, the Company entered into a sale and purchase agreement with Antalpha to purchase 49% of equity interest of Metalpha from Antalpha at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha is an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.